Capital and Reserves	12 Months Ended
Dec. 31, 2019
Capital commitments [abstract]
Capital and Reserves

6.	CAPITAL AND RESERVES

(a)	Authorized Share Capital

At December 31, 2019, the authorized share capital comprised an unlimited (2018 – unlimited) number of common shares (“shares”) with no par value.

(b)	Financings

December 2019

Bought Deal

The Group completed a bought deal offering of 41,975,000 Shares at US$0.37 per share for gross proceeds of US$15,531 ($20,561). The Group incurred transaction costs of $1,909, which includes a 7.5% commission paid to the underwriters, and raised net proceeds of $18,652.

Subscriptions Received for Private Placement

With the offering discussed above, a concurrent private placement of up to US$5,000 was also announced. The Group received subscriptions for 1,426,500 shares in the private placement totalling $699. The private placement was only closed after the reporting period (note 17(a)). To December 31, 2019, transaction costs of $6 were incurred.

August 2019

Bought Deal

The Group completed a bought deal offering of 15,333,334 Shares at US$0.75 per share for gross proceeds of US$11,500 ($15,318). The Group incurred transaction costs of $1,215, which includes a 6% commission paid to the underwriters, and raised net proceeds of $14,103.

Private Placement

The Group completed a non-brokered private placement to investors of 2,866,665 shares for gross proceeds of approximately US$2,150 ($2,844). No commission or finder’s fee were payable to the underwriters in connection to this private placement. After transaction costs of $7, the Group raised net proceeds of $2,837.

June 2019

Bought Deal

The Group completed a bought deal offering of 12,200,000 shares at US$0.41 per share for gross proceeds of US$5,002 ($6,594). The Group paid the underwriters a 6% commission and issued 244,000 non-transferable share purchase warrants ("Broker Warrants") to purchase shares at US$0.41 per share until June 24, 2020. After transaction costs of $818, which excludes the estimate for the cost of the Broker Warrants (see below), the Group raised net proceeds of $5,776.

As the Broker Warrants are denominated in US dollars, they have been treated as cash-settled warrant liabilities (note 7) and were valued at $50 upon initial recognition using the Black Scholes option pricing model based on the following assumptions: risk free rate of 1.45%, expected volatility of 72.9%, expected life of 1 year, share price of Cdn$0.61 and dividend yield of nil. The equivalent amount has been recognized as a financing cost.

Private Placement

The Group completed a non-brokered private placement to investors of 3,660,000 shares for a gross proceeds of approximately US$1,500 ($1,975). No commission or finder’s fee were payable to the underwriters in connection to this private placement. After transaction costs of $4, the Group raised net proceeds of $1,971.

March 2019

Bought Deal

The Group completed a bought deal offering of 17,968,750 shares at US$0.64 per share for gross proceeds of US$11,500 ($15,337). The Group incurred transaction costs of $1,383, which includes a 6% commission paid to the underwriters, and raised net proceeds of $13,954.

Private Placement

The Group completed a private placement of 3,769,476 shares at $0.86 (US$0.64) per share for gross proceeds of approximately $3,242 (US$2,412). After transaction costs of $139, the Group raised net proceeds of $3,103.

February 2019

Conversion of Special Warrants

In February 2019, 10,150,322 special warrants issued in a private placement in December 2018 at a price of $0.83 (US$0.62) per special warrant for gross proceeds of $8,424; and net proceeds of $8,192 after transaction costs of $232 (refer also to note 5(a)), were converted into shares on a one-for-one basis for no additional consideration to the Group. Additional transaction costs of $2 were paid during the year.

(c)	Share Purchase Warrants and Options not Issued under the Group’s Incentive Plan

The following reconciles outstanding warrants and non-employee options (options that were not issued under the Group’s incentive plan (see below)), each exercisable to acquire one share, for the year ended December 31, 2019 and 2018 respectively:

Continuity	Cannon Point options (note 1)	Mission Gold warrants (note 1)	Other warrants (note 2)	Special warrants (note 3)		Broker warrants (note 4)	Total
Beg. Balance	327,700	7,125,646	27,858,213		–	–	35,311,559
Issued	–	–	–		10,150,322	–	10,150,322
Exercised	–	(3,160,945)	(783,814)		–	–	(3,944,759)
Bal. Dec 31, 2018	327,700	3,964,701	27,074,399		10,150,322	–	41,517,122
Issued	–	–	466,666		–	244,000	710,666
Exercised	(104,450)	(200,075)	–		(10,150,322)	–	(10,454,847)
Bal. Dec 31, 2019	223,250	3,764,626	27,541,065		–	244,000	31,772,941

Weighted Averages per option/warrant as at December 31
2019
Exercise price	$0.38	$0.55	$0.65		–	–	$0.64
Exercise price US dollars	–	–	–		–	US$ 0.41	US$ 0.41
Remaining life in years	2.40	0.52	1.45		–	0.48	1.33

2018
Exercise price	$0.38	$0.55	$0.65	$	nil	–	$0.63
Remaining life in years	2.47	1.52	2.44		0.33	–	2.33

Notes to table:

1.	Pursuant to the acquisition of Cannon Point Resources Ltd. (“Cannon Point”) and Mission Gold Ltd. (“Mission Gold”) in October 2015 and December 2015 respectively, the Group exchanged options and warrants outstanding in these companies for options and warrants to purchase shares in the Company.

2.	Warrants were issued pursuant to the June 2016 prospectus financing, July 2016 private placement and the 2019 non-revolving term loan credit facility agreement (note 8).

3.	The special warrants were issued in a private placement at an exercise price of $0.83 (US$0.62) per special warrant in December 2018 (note 6(b)).

4.	The Broker warrants, which have a US dollar exercise price, were issued to the underwriters pursuant to the June 2019 prospectus financing (note 6(b)).

(d)	Share Purchase Option Compensation Plan

The Group has a share purchase option plan approved by the Group’s shareholders that allows the Board of Directors to grant share purchase options, subject to regulatory terms and approval, to its officers, directors, employees, and service providers. The share purchase option plan (the "2017 Rolling Option Plan") is based on the maximum number of eligible shares (including any issuances from the Group’s RSU and DSU plans ) equaling a rolling percentage of up to 10% of the Company's outstanding Shares, calculated from time to time. Pursuant to the 2017 Rolling Option Plan, if outstanding share purchase options ("options") are exercised and the number of issued and outstanding shares of the Company increases, then the options available to grant under the plan increase proportionately (assuming there are no issuances under the RSU and DSU plans). The exercise price of each option is set by the Board of Directors at the time of grant but cannot be less than the market price, being the 5-day volume weighted average trading price calculated the day before the grant. Options can have a maximum term of five years and typically terminate 90 days following the termination of the optionee’s employment or engagement. In the case of death or retirement, any outstanding vested options will expire the earlier of the expiry date or one year from date of death or retirement. The vesting period for options is at the discretion of the Board of Directors at the time the options are granted.

The following is reconciles the Group’s options outstanding for the years ended December 31, 2019 and 2018 respectively:

Continuity of options	Number of options	Weighted average exercise price ($/option)
Beginning Balance	19,847,431	1.08
Granted	5,635,000	0.76
Expired	(18,500)	0.50
Exercised	(800,499)	0.51
Forfeited	(32,500)	1.44
Cancelled	(24,200)	1.51
Balance December 31, 2018	24,606,732	1.03
Granted	6,610,500	0.99
Expired	(4,235,000)	1.54
Exercised	(1,185,666)	0.54
Forfeited	(10,700)	0.82
Cancelled	(33,600)	1.10
Balance December 31, 2019	25,752,266	0.96

In the years ended December 31, 2019 and 2018 respectively, options were granted with a weighted average fair value estimated at $0.56 (2018 – $0.54) per option using the Black-Scholes option pricing model with the following assumptions:

Weighted Average Assumptions	2019	2018
Risk-free interest rate	1.39%	2.21%
Expected life	5.00 years	4.25 years
Expected volatility [1]	94.73%	95.60%
Grant date share price	$0.81	$0.78
Expected dividend yield	Nil	Nil

Note:

1.	Expected volatility is based on the historical and implied volatility of the Company’s share price on the TSX.

For the year ended December 31, 2019, the Group recognized share-based compensation ("SBC") on options of $3,898 (2018 – $4,656).

Details of options exercised during the current and prior year were as follows:

Year ended December 31, 2019	Number of options	Weighted average exercise price ($/option)	Weighted average market share price on exercise ($/option)
January 2019	125,000	0.49	0.87
February 2019	30,000	0.49	1.23
June 2019	39,000	0.49	0.59
July 2019	81,000	0.49	0.68
August 2019	856,666	0.55	0.90
September 2019	54,000	0.72	0.85
	1,185,666	0.54	0.88

Year ended December 31, 2018	Number of options	Weighted average exercise price ($/option)	Weighted average market share price on exercise ($/option)
January 2018	33,000	0.69	2.00
June 2018	11,000	0.50	0.75
July 2018	39,500	0.50	0.68
August 2018	33,500	0.50	0.75
September 2018	25,333	0.50	0.71
October 2018	650,666	0.50	0.70
November 2018	7,500	0.76	1.00
	800,499	0.51	0.76

The following tables summarizes information about the Group’s options as at December 31, 2019 and 2018 respectively:

Options outstanding			Options exercisable
Exercise prices ($)	Number of options	Remaining contractual life (years)	Number of options	Remaining contractual life (years)
0.48	450,000	1.21	450,000	1.21
0.49	5,105,000	1.53	5,105,000	1.53
0.50	2,316,666	0.81	2,316,666	0.81
0.76	5,538,000	2.87	5,538,000	2.87
0.99	6,610,500	4.75	3,305,250	4.75
1.75	5,732,100	2.10	5,732,100	2.10
Total and weighted average contractual life per option	25,752,266	2.70	22,447,016	2.40

	Options outstanding		Options exercisable
Exercise prices ($)	Number of options	Remaining contractual life (years)	Number of options	Remaining contractual life (years)
0.48	450,000	2.21	450,000	2.21
0.49	6,034,000	2.26	6,034,000	2.26
0.50	2,323,332	1.81	2,323,332	1.81
0.72	200,000	0.71	200,000	0.71
0.76	5,620,000	3.85	2,810,000	3.85
0.89	1,125,000	0.29	1,124,998	0.29
1.75	5,744,400	3.10	3,829,600	3.10
1.77	3,110,000	0.16	3,110,000	0.16
Total and weighted average contractual life per option	24,606,732	2.41	19,881,930	2.14

The weighted average exercise price for exercisable options as at December 31, 2019 was $0.95 (December 31, 2018 – $1.00) per option.

(e)	Deferred Share Units ("DSUs")

The Group has a DSU plan approved by the Group’s shareholders in 2015, which allows the Board, at its discretion, to award DSUs to non-executive directors for services rendered to the Group and also provides that non-executive directors may elect to receive up to 100% of their annual compensation in DSUs. The aggregate number of DSUs outstanding pursuant to the DSU plan may not exceed 2% of the issued and outstanding shares from time to time provided the total does not result in the total shares issuable under all the Group’s share-based compensation plans (i.e. including share purchase option and RSU plans) exceeding 10% of the total number of issued outstanding shares. DSUs are payable when the non-executive director ceases to be a director including in the event of death. DSUs may be settled in shares issued from treasury, by the delivery to the former director of shares purchased by the Group in the open market, payment in cash, or any combination thereof, at the discretion of the Group.

In the years ended December 31, 2019 and 2018, there were no new grants of DSUs. At December 31, 2019, a total of 458,129 DSU were outstanding (2018 – 458,129).

(f)	Restricted Share Units ("RSUs")

The following reconciles RSUs outstanding for the year ended December 31, 2019 and 2018 respectively:

Continuity of RSUs	Number of RSUs	Weighted average fair value ($/RSU)
Beginning Balance	506,495	2.24
Granted [1]	125,000	0.78
Shares issued	(434,742)	0.68
Balance December 31, 2018	196,753	1.27
Shares issued [1,2]	(111,086)	1.57
Withheld [1,2]	(85,667)	1.27
Balance December 31, 2019	–	–

Notes

1.	The RSUs were granted on August 9, 2018, to an officer of the Group with an expiry date of December 2021 and an initial one-year vesting period from date of grant. The Group treated these RSUs as cash-settled given the cash settlement of a previous grant. In January 2019, the Group’s Compensation Committee agreed with management that it was in the best interest of the Group to accelerate the vesting period to January 28, 2019. The Group settled the vested RSUs, by issuing 58,886 shares and withheld 66,114 RSUs to pay tax obligations.

2.	During the year ended December 31, 2019, 71,752 RSUs, being the second and third tranches of 107,629 equity-settled RSUs that were granted in September 2017, were settled by issuing 52,200 shares, with the balance of 19,553 RSUs being withheld to pay tax obligations.

During the year ended December 31, 2019, the Group recognized $29 (2018 – $96) as SBC with a corresponding increase in the SBC Reserve for RSUs classified as equity-settled. Over the same period, for RSUs classified as cash-settled, the Group recognized $43 (2018 – decrease of $17) in SBC with a corresponding increase in the RSU liability (2018 – decrease). On the settlement of the cash-settled RSUs, the RSU liability was reduced to $nil with $58 transferred to share capital for shares issued with the remainder remitted to the tax authorities.

(g)	Foreign Currency Translation Reserve

	December 31	December 31
	2019	2018
Beginning balance	$38,686	$27,934
Foreign exchange translation differences incurred:
(Loss) gain on translation of foreign subsidiaries	(6,321)	10,752
Ending balance	$32,365	$38,686

The foreign currency translation reserve represents accumulated exchange differences arising on the translation of the results of operations and net assets of the Group’s subsidiaries with a US dollar functional currency, into the Group’s presentation currency, the Canadian dollar.